Consolidated Statements of Net (Loss) Earnings and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Petroleum and natural gas sales	$ 1,119,545	$ 1,689,863
Royalties	(106,554)	(163,666)
Sales of purchased commodities	127,853	221,274
Petroleum and natural gas revenue	1,140,844	1,747,471
Expenses
Purchased commodities	127,853	221,274
Operating	417,251	440,078
Transportation	67,711	72,446
Equity based compensation	42,906	64,233
Gain on derivative instruments	(8,138)	(26,792)
Interest expense	75,077	81,377
General and administration	60,840	58,976
Foreign exchange gain	(60,122)	(52,271)
Other income	(3,258)	(6,875)
Accretion	35,318	32,667
Depletion and depreciation	580,461	675,177
Impairment	1,682,344	46,056
Expenses	3,018,243	1,606,346
(Loss) earnings before income taxes	(1,877,399)	141,125
Income tax (recovery) expense
Deferred	(374,313)	56,096
Current	14,341	52,230
Taxes	(359,972)	108,326
Net (loss) earnings	(1,517,427)	32,799
Other comprehensive loss
Currency translation adjustments	65,160	(81,042)
Unrealized (loss) gain on hedges	(36,752)	12,438
Other comprehensive loss	$ (1,489,019)	$ (35,805)
Net (loss) earnings per share
Basic	$ (9.61)	$ 0.21
Diluted	$ (9.61)	$ 0.21
Weighted average shares outstanding ('000s)
Basic	157,908	154,736
Diluted	157,908	156,095